FAIR VALUE OF FINANCIAL INSTRUMENTS - Schedule of Fair Value Assets Measured on Recurring Basis (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Mortgage loans on real estate, net of allowance	$ 5,962	$ 5,888
Policy loans	390	374
Other invested assets, excluding derivatives and separately managed accounts	279	211
Notes payable	174	151
Level 1
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial assets	5,514	2,538
Total financial liabilities	413	338
Level 2
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial assets	16,599	16,126
Total financial liabilities	1,077	903
Level 3
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial assets	4,402	2,644
Total financial liabilities	961	850
Carrying Amount
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Mortgage loans on real estate, net of allowance	5,962	5,888
Private loans, net of allowance	1,198	1,144
Policy loans	390	374
Total financial assets	41,821	34,445
Corporate and subsidiary borrowings	3,569	3,652
Total financial liabilities	6,220	5,927
Fair Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Mortgage loans on real estate, net of allowance	5,683	5,637
Private loans, net of allowance	855	1,086
Policy loans	390	374
Total financial assets	41,199	34,136
Corporate and subsidiary borrowings	3,567	3,625
Total financial liabilities	6,218	5,900
Recurring | Level 1
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Mortgage loans on real estate, net of allowance	0	0
Private loans, net of allowance	0	0
Policy loans	0	0
Other invested assets, excluding derivatives and separately managed accounts	0	0
Corporate and subsidiary borrowings	133	0
Notes payable	0	0
Recurring | Level 2
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Mortgage loans on real estate, net of allowance	0	0
Private loans, net of allowance	0	0
Policy loans	0	0
Other invested assets, excluding derivatives and separately managed accounts	0	0
Corporate and subsidiary borrowings	249	0
Notes payable	0	0
Recurring | Level 3
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Mortgage loans on real estate, net of allowance	5,683	5,637
Private loans, net of allowance	855	1,086
Policy loans	390	374
Other invested assets, excluding derivatives and separately managed accounts	12	40
Corporate and subsidiary borrowings	3,185	3,625
Notes payable	174	151
Recurring | Carrying Amount
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Mortgage loans on real estate, net of allowance	5,962	5,888
Private loans, net of allowance	1,198	1,144
Policy loans	390	374
Other invested assets, excluding derivatives and separately managed accounts	12	40
Total financial assets	7,562	7,446
Corporate and subsidiary borrowings	3,569	3,652
Notes payable	174	151
Total financial liabilities	3,743	3,803
Recurring | Fair Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Mortgage loans on real estate, net of allowance	5,683	5,637
Private loans, net of allowance	855	1,086
Policy loans	390	374
Other invested assets, excluding derivatives and separately managed accounts	12	40
Total financial assets	6,940	7,137
Corporate and subsidiary borrowings	3,567	3,625
Notes payable	174	151
Total financial liabilities	$ 3,741	$ 3,776